Property and Equipment, Net (Details)	6 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 905,575	$ 116,417	$ 869,104
Losses on disposal of property and equipment	1,772,107		636,289
Impairment loss property and equipment